Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Inventories
Schedule of inventories

	As of
	June 30,	December 31,
(in thousands of $)	2022	2021
Raw materials and consumables	$54,967	$70,134
Inventories in process	59,838	37,705
Finished goods	20,906	1,237
Total inventories	$135,711	$109,076